Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	862,346,904.11	34,154
Yield Supplement Overcollateralization Amount 11/30/24	67,215,548.14	0
Receivables Balance 11/30/24	929,562,452.25	34,154
Principal Payments	34,874,773.16	596
Defaulted Receivables	1,640,819.57	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	63,506,420.16	0
Pool Balance at 12/31/24	829,540,439.36	33,511

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.46%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	11,636,857.47	348
Past Due 61-90 days	3,484,037.47	109
Past Due 91-120 days	877,425.82	30
Past Due 121+ days	0.00	0
Total	15,998,320.76	487

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	671,621.81
Aggregate Net Losses/(Gains) - December 2024	969,197.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.25%
Prior Net Losses/(Gains) Ratio	0.69%
Second Prior Net Losses/(Gains) Ratio	0.60%
Third Prior Net Losses/(Gains) Ratio	0.86%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	9,539,715.05
Actual Overcollateralization	9,539,715.05
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	10.48%
Weighted Average Remaining Term	51.05

Flow of Funds	$ Amount
Collections	40,600,874.24
Investment Earnings on Cash Accounts	16,242.35
Servicing Fee	(774,635.38)
Transfer to Collection Account	-
Available Funds	39,842,481.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,254,983.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,449,475.35
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,539,715.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,920,320.28

Total Distributions of Available Funds	39,842,481.21

Servicing Fee	774,635.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	852,429,914.71
Principal Paid	32,429,190.40
Note Balance @ 01/15/25	820,000,724.31

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	110,340,020.57
Principal Paid	13,013,196.52
Note Balance @ 01/15/25	97,326,824.05
Note Factor @ 01/15/25	55.8515001%

Class A-2b
Note Balance @ 12/16/24	164,629,894.14
Principal Paid	19,415,993.88
Note Balance @ 01/15/25	145,213,900.26
Note Factor @ 01/15/25	55.8515001%

Class A-3
Note Balance @ 12/16/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	434,260,000.00
Note Factor @ 01/15/25	100.0000000%

Class A-4
Note Balance @ 12/16/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	87,890,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	36,870,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	18,440,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,492,970.53
Total Principal Paid	32,429,190.40
Total Paid	35,922,160.93

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	464,347.59
Principal Paid	13,013,196.52
Total Paid to A-2a Holders	13,477,544.11

Class A-2b
SOFR Rate	4.59757%
Coupon	4.93757%
Interest Paid	677,393.02
Principal Paid	19,415,993.88
Total Paid to A-2b Holders	20,093,386.90

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8490323
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.4507842
Total Distribution Amount	29.2998165

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.6646826
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.6768996
Total A-2a Distribution Amount	77.3415822

A-2b Interest Distribution Amount	2.6053578
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.6768995
Total A-2b Distribution Amount	77.2822573

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	137.21
Noteholders' Third Priority Principal Distributable Amount	568.62
Noteholders' Principal Distributable Amount	294.17

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	3,072,738.16
Investment Earnings	11,443.96
Investment Earnings Paid	(11,443.96)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16